Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 21,694	$ 24,919
Accumulated benefit obligation	21,636	24,851
Fair value of plan assets	$ 15,452	$ 17,810